CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net earnings (loss)	$ 264	$ 2,110
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders account balances	493	449
Universal life and investment-type product policy fee income	(1,713)	(1,490)
Net change in broker-dealer and customer related receivables/payables	(318)	59
(Income) loss related to derivative instruments	91	(1,104)
Investment (gains) losses, net	30	26
Change in segregated cash and securities, net	95	40
Change in deferred policy acquisition costs	95	(71)
Change in future policy benefits	91	760
Change in income taxes payable	9	841
Change in accounts payable and accrued expenses	41	153
Change in fair value of reinsurance contracts	239	(1,780)
Contribution to pension plans	(258)	(155)
Amortization of deferred compensation	114	83
Amortization of deferred sales commissions	20	24
Other depreciation and amortization	72	84
Amortization of reinsurance cost	178	110
Amortization of other intangibles	12	12
Other, net	76	149
Net cash provided by (used in) operating activities	(369)	300
Cash flows from investing activities:
Maturities and repayments of fixed maturities and mortgage loans on real estate	1,757	999
Sales of investments	861	2,464
Purchases of investments	(3,563)	(3,977)
Cash settlements related to derivative instruments	(168)	259
Change in short-term investments	11	24
Change in capitalized software, leasehold improvements and EDP equipment	(46)	(20)
Other, net	84	28
Net cash provided by (used in) investing activities	(1,064)	(223)
Cash flows from financing activities:
Policyholders account balances deposits	1,724	1,541
Policyholders account balances withdrawals and transfers to Separate Accounts	(93)	(185)
Change in short-term financings	105	(170)
Change in collateralized pledged assets	98	632
Change in collateralized pledged liabilities	258	(13)
Shareholder dividends paid	(379)	0
Repurchase of AllianceBernstein Holdings units	(101)	0
Distribution to non-controlling interests in consolidated subsidiaries	(179)	(221)
Other, net	(30)	(3)
Net cash provided by (used in) financing activities	1,403	1,581
Change in cash and cash equivalents	(30)	1,658
Cash and cash equivalents, beginning of year	2,155	1,792
Cash and Cash Equivalents, End of Period	2,125	3,450
Supplementa Cash Flow Information [Abstract]
Interest Paid	0	0
Income Taxes Paid (Refunded)	$ 9	$ (212)